Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

The accounting policies applied in the preparation of these condensed consolidated financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2018, except for the below mentioned:

a.	IFRS 16, “Leases” (hereinafter - “IFRS 16”)

IFRS 16 replaces upon first-time implementation the existing guidance in IAS 17 “Leases” (hereinafter - “IAS 17”). The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases, and is expected to impact mainly the accounting treatment applied by the lessee in a lease transaction.

IFRS 16 changes the existing guidance in IAS 17 and requires lessees to recognize a lease liability that reflects future lease payments and a “right-of-use asset” in all lease contracts (except for the following), with no distinction between financing and capital leases. IFRS 16 exempts lessees in short-term leases or the when underlying asset has a low value.

IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

IFRS 16 also changes the definition of a “lease” and the manner of assessing whether a contract contains a lease.

The Company adopted IFRS 16 on January 1, 2019, using a modified retrospective transition approach, and as a result did not adjust prior periods.

In respect of agreements in which the Company is the lessee, the Company elected to apply the standard for the first time by recognizing lease liabilities, for leases that were previously classified as operating leases, based on the present value of the remaining lease payments, discounted at the incremental interest rate of the lessee as at the date of first-time application. At the same time, the Company recognized a right-of-use asset at an amount equal to the amount of the lease liabilities, adjusted to reflect any prepaid or accrued lease payments in respect of those leases. As a result, the application of the standard has no an effect on the retained earnings balance.

As part of the first-time application of the standard, the Company has elected to apply the following practical expedients:

In respect of leases in which the Company is the lessee, to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

For leases in which the Company is the lessee, not to recognize a right-of-use asset and a lease liability in respect of leases whose lease period ends within 12 months of the date of initial application.

For leases in which the Company is the lessee, to exclude initial direct costs from the measurement of the right-of-use asset upon initial application.

For leases in which the Company is the lessee, to use hindsight in determining the lease term where the contract includes extension or termination options.

Furthermore, it should be noted that the Company elected to apply the exemption regarding the recognition of short-term leases and leases in which the value of the underlying asset is low.

The effect upon first-time implementation on the Company’s condensed consolidated statement of financial position are: right-of-use lease assets of approximately $166 thousand, current lease liabilities of approximately $97 thousand and non-current lease liabilities of approximately $69 thousand

b.	Business combination

The Company accounts for business combination by applying the acquisition method.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, and the liabilities incurred by the acquirer to former owners of the acquiree in exchange for control of the acquiree. The consideration transferred also includes the fair value of any asset or liability arising from a contingent consideration arrangement.

Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Identified assets acquired and liabilities assumed as part of a business combination are initially measured at fair value at the acquisition date, except for certain exceptions in accordance with International Financial Reporting Standard 3 “Business Combinations” (Revised) (hereinafter - “IFRS 3R”).

Contingent consideration incurred as a part of a business combination is initially measured at fair value at the acquisition date. Subsequent changes in fair value of contingent consideration classified as an assets or liability, are recognized in accordance with International Financial Reporting Standard 9 “Financial Instruments” (hereinafter - “IFRS 9”) in profit or loss.

c.	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker in the Company, who is responsible for allocating resources and assessing the performance of the operating segments. See note 10.

d.	Unrecognized day 1 loss

A financial liability, in which upon initial recognition, the transaction price is different than its fair value is initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“day 1 loss”).

After initial recognition, the unrecognized day 1 loss of the said financial liability is amortized over the contractual life of each financial liability.

Upon conversion or exercise of convertible debentures or warrants (including green-shoe option) for which an unrecognized day 1 loss exists, the carrying amounts are classified to equity.